Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (132,873)	$ (68,914)	$ (21,820)
Prepaid expenses and other assets	19,741	(8,225)	12,719
Accounts payable	18,408	12,216	(11,002)
Accrued and other liabilities	(20,485)	(19,424)	65,518
Changes in operating assets and liabilities	$ (115,209)	$ (84,347)	$ 45,415